34. ENVIRONMENT (Tables)	12 Months Ended
Dec. 31, 2018
Environment Tables Abstract
Disbursements related to the environment

Identification of the Parent and Subsidiary	Name of project to which the project is associated	Detail of concept for which the expenditure was or will be made	Indication of whether the expenditure is part of the cost of an asset or was reflected as expense	Description of the asset or expense item	Amount of expenditure ThCh$	Actual or estimated date in which the expenditure will be made
Viña Concha y Toro	Water treatment	Maintenance and supply of water treatment plants	Reflected as expense	Expenses in oenological warehouses and water treatment	1,642,599	No estimation
Total disbursements for the period related to the environment					1,642,599